Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 2,168	$ 2,059	$ 3,505
Accounts receivable	170	1,282	263
Prepaid expenses	89	102	68
Loan receivable		0	85
Investment tax credits receivable	243	213	375
Total Current Assets	2,670	3,656	4,296
Leasehold Improvements and Equipment	438	387	149
Intangible assets	106	116	125
Total Assets	3,214	4,159	4,570
Current
Accounts payable and accrued liabilities	498	1,058	666
Deferred license revenue	308	308	0
Total Curent Liabilities	806	1,366	666
Deferred license revenue, non-current portion	539	615	0
Total Liabilities	1,345	1,981	666
Commitments		0	0
Shareholders' Equity
Capital Stock	1	0	0
Additional Paid-in-Capital	16,554	16,342	15,918
Accumulated Deficit	(14,949)	(14,463)	(12,213)
Accumulated Other Comprehensive Income	263	299	199
Total Stockholder Equity	1,869	2,178	3,904
Total Liabilities and Stockholders Equity	$ 3,214	$ 4,159	$ 4,570